Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current income tax provision/(benefit):
Federal					$ 0	$ 0
State					16,612	36,504
Total current income tax provision/(benefit)					16,612	36,504
Deferred income tax provision/(benefit):
Federal					8,515	(1,475,347)
State					43,299	(204,058)
Total deferred income tax provision/(benefit)					51,814	(1,679,405)
Total income tax provision for (benefit from) continuing operations	$ (17,899)	$ 1,728	$ 5,260	$ 15,233	$ 68,426	$ (1,642,901)